Restructuring Activities - Schedule of Severance Cost Recorded by Segment (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Restructuring Cost and Reserve [Line Items]
Severance Expense	[1]	$ 224	$ 988	$ 6,647	$ 4,413
Digital Wallets [Member]
Restructuring Cost and Reserve [Line Items]
Severance Expense		159	411	2,926	2,056
Merchant Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Severance Expense		65	244	2,575	1,772
Unallocated Corporate Costs [Member]
Restructuring Cost and Reserve [Line Items]
Severance Expense		$ 0	$ 333	$ 1,146	$ 585

[1]	As of September 30, 2025 and December 31, 2024, the severance liability was $450 and $417, respectively.